Note 2 - Revenue Recognition (Tables)	12 Months Ended
Mar. 31, 2026
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Fiscal Year:
	2026	2025	2024
Canned vegetables	$1,366,632	$1,314,315	$1,204,823
Frozen vegetables	151,183	124,714	120,795
Fruit products	93,456	92,378	87,435
Snack products	15,020	14,995	13,400
Other	33,384	32,485	32,150
Total	$1,659,675	$1,578,887	$1,458,603

Contract with Customer, Contract Asset, Contract Liability, and Receivable [Table Text Block]
	Fiscal Year:
	2026	2025
Beginning balance	$11,140	$8,185
Deferral of revenue	20,001	18,208
Recognition of unearned revenue	(20,063)	(15,253)
Settlement of liability (1)	(7,113)	-
Ending balance	$3,965	$11,140